Finance Lease Liabilities (Details) - Schedule of Financing Lease Liabilities	12 Months Ended
Jun. 30, 2023 USD ($)
Finance Lease Liabilities (Details) - Schedule of Financing Lease Liabilities [Line Items]
Beginning balance of unrecognized finance expense	$ 97,611
Increase/ (Decrease) in unrecognized finance expense	9,737
Payment for unrecognized finance expense
Exchange rate translation of unrecognized finance expense	64,053
Ending balance of unrecognized finance expense	171,401
Beginning balance of total financing lease liabilities	426,095
Increase/ (Decrease) in total financing lease liabilities	9,737
Payment for total financing lease liabilities	(76,135)
Exchange rate translation of total financing lease liabilities	(19,418)
Ending balance of total financing lease liabilities	340,279
Company vehicles [Member]
Finance Lease Liabilities (Details) - Schedule of Financing Lease Liabilities [Line Items]
Beginning balance of financing lease liabilities	328,484
Increase/ (Decrease) in financing lease liabilities
Payment for financing lease liabilities	(76,135)
Exchange rate translation of financing lease liabilities	(83,471)
Ending balance of financing lease liabilities	$ 168,878